DEBT (Details 3) - USD ($) $ in Thousands		Sep. 30, 2017	Dec. 31, 2016
2017			$ 24,750
2018		$ 11,750	30,500
2019		17,000	32,000
2020		111,228	81,908
Total		139,978	169,158
Principal [Member]
2017	[1]		22,750
2018		9,750	28,500
2019		15,000	30,000
2020		50,195	26,650
Total		74,945	107,900
Exit Fees [Member]
2018		0
2019		0
2020		61,033
Total		61,033
Trigger Events [Member]
2017			0
2018			0
2019			0
2020			55,258
Total			55,258
Consulting [Member]
2017			2,000
2018		2,000	2,000
2019		2,000	2,000
2020		0	0
Total		4,000	$ 6,000
Other [Member]
2018		0
2019		0
2020		0
Total		$ 0

[1]	Consists of aggregate monthly principal amortization as set forth in the Third Amendment to the Credit Facility discussed in Note 12.